Note 23 - Business Segments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total

At or for the year ended December 31, 2021:
Interest income – external customers	$31,761	0	0	31,761
Non-interest income – external customers	14,262	1	0	14,263
Intersegment interest income	0	31	(31)	0
Intersegment non-interest income	234	14,174	(14,408)	0
Interest expense	1,584	0	(31)	1,553
Provision for loan losses	(2,119)	0	0	(2,119)
Non-interest expense	27,060	835	(234)	27,661
Income tax expense (benefit)	5,558	(193)	0	5,365
Net income	14,174	13,564	(14,174)	13,564
Total assets	1,068,834	110,194	(109,490)	1,069,538

At or for the year ended December 31, 2020:
Interest income – external customers	$31,959	0	0	31,959
Non-interest income – external customers	15,083	0	0	15,083
Intersegment interest income	0	43	(43)	0
Intersegment non-interest income	234	10,815	(11,049)	0
Interest expense	2,894	0	(43)	2,851
Provision for loan losses	2,699	0	0	2,699
Non-interest expense	26,601	755	(234)	27,122
Income tax expense (benefit)	4,267	(199)	0	4,068
Net income	10,815	10,302	(10,815)	10,302
Total assets	909,605	103,433	(103,458)	909,580